CONSOLIDATED STATEMENT OF DEFICIENCY IN STOCKHOLDERS EQUITY (UNAUDITED) (September 2019) - USD ($)	Preferred Stock Series A	Preferred Stock Series B, D, E, F, F-1, H, I	Preferred Shares to be issued	Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	1	5,480,050		118	17,604
Beginning balance, value at Dec. 31, 2016					$ 18	$ 43,856,562	$ (45,461,357)	$ (1,599,297)
Conversion of Series B Preferred Stock, shares		(1,627,732)			5,426
Conversion of Series B Preferred Stock, value		$ (1,628)			$ 5	1,623
Conversion of Series I Preferred Stock, shares					235
Conversion of Series I Preferred Stock, value					$ 0	0
Capital contribution								1,972,999
Net loss							(3,651,995)	(3,651,995)
Ending balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Ending balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Conversion of Series B Preferred Stock, shares		(10,000)			33
Conversion of Series B Preferred Stock, value		$ (10)			$ 0	10
Conversion of Series H Preferred Stock, shares		(2,546,259)			2,122
Conversion of Series H Preferred Stock, value		$ (2,546)			$ 2	2,544
Common stock issued for services - Eurasian consulting agreement, shares					247
Common stock issued for services - Eurasian consulting agreement, value					$ 0	11,074		11,074
Conversion of convertible notes payable, shares					5,533
Conversion of convertible notes payable, value					$ 6	103,616		103,622
Reclassified Derivative liabilities to Additional Paid in Capital						95,456		95,456
Net loss							(92,720)	(92,720)
Ending balance, shares at Mar. 31, 2018		6,283,044		117	52,744
Ending balance, value at Mar. 31, 2018		$ 6,292			$ 53	45,886,835	(49,206,072)	(3,312,890)
Beginning balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Beginning balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Net loss								(5,712,049)
Ending balance, shares at Sep. 30, 2018		111,697,592		119	183,163
Ending balance, value at Sep. 30, 2018		$ 111,708			$ 184	46,372,769	(54,825,401)	(5,340,742)
Beginning balance, shares at Dec. 31, 2017		8,839,303		117	44,808
Beginning balance, value at Dec. 31, 2017		$ 8,849			$ 45	45,674,137	(49,113,352)	(3,430,321)
Conversion of Series B Preferred Stock, shares		(33,999)			113
Conversion of Series B Preferred Stock, value		$ (34)			$ 0	34
Conversion of Series I Preferred Stock, shares		(203,655)			204
Conversion of Series I Preferred Stock, value		$ (204)			$ 0	203
Conversion of Series H Preferred Stock, shares		(2,546,259)			2,122
Conversion of Series H Preferred Stock, value		$ (2,546)			$ 2	2,544
Common stock issued for services - Eurasian consulting agreement, shares					2,591
Common stock issued for services - Eurasian consulting agreement, value					$ 3	86,749		86,751
Conversion of convertible notes payable, shares					549,441
Conversion of convertible notes payable, value					$ 549	996,755		997,304
Net loss							(6,265,251)	(6,265,251)
Ending balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Ending balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Beginning balance, shares at Mar. 31, 2018		6,283,044		117	52,744
Beginning balance, value at Mar. 31, 2018		$ 6,292			$ 53	45,886,835	(49,206,072)	(3,312,890)
Conversion of Series I Preferred Stock, shares		(112,746)			113
Conversion of Series I Preferred Stock, value		$ (113)			$ 0	113
Conversion of Series I Preferred Stock, shares		(90,909)			91
Conversion of Series I Preferred Stock, value		$ (91)			$ 0	91
Conversion of Series H Preferred Stock, shares		(2,313,210)			1,928
Conversion of Series H Preferred Stock, value		$ (2,313)			$ 2	2,311
Common stock issued for services - Eurasian consulting agreement, shares					247
Common stock issued for services - Eurasian consulting agreement, value					$ 0	9,148		9,148
Common stock issued for services - Eurasian consulting agreement, shares					317
Common stock issued for services - Eurasian consulting agreement, value					$ 0	8,857		8,857
Common stock issued for services - Greentree consulting agreement, shares					1,780
Common stock issued for services - Greentree consulting agreement, value					$ 2	57,670		57,672
Conversion of convertible notes payable, shares					2,739
Conversion of convertible notes payable, value					$ 3	33,563		33,565
Reclassified Derivative liabilities to Additional Paid in Capital						60,796		60,796
Net loss							(603,869)	(603,869)
Ending balance, shares at Jun. 30, 2018		3,776,179		117	59,958
Ending balance, value at Jun. 30, 2018		$ 3,776			$ 60	46,059,384	(49,809,941)	(3,746,721)
Conversion of Series B Preferred Stock, shares		(23,999)			80
Conversion of Series B Preferred Stock, value		$ (24)			$ 0	24
Issuance of Series C Preferred Stock related to Edgeview services, shares				2
Issuance of Series C Preferred Stock related to Edgeview services, value						720		720
Issuance of Series K Preferred Stock for acquisition of Red Rock, shares		8,200,562
Issuance of Series K Preferred Stock for acquisition of Red Rock, value		$ 8,201				166,799		175,000
Issuance of Series K-1 Preferred Stock for investment in Red Rock, shares		1,447,157
Issuance of Series K-1 Preferred Stock for investment in Red Rock, value		$ 1,447				98,553		100,000
Issuance of Series L Preferred Stock for investment in Platinum Tax Defender, shares		98,307,692
Issuance of Series L Preferred Stock for investment in Platinum Tax Defender, value		$ 98,308				1,179,692		1,278,000
Cancelation of previously issued cert to Jason Levy, shares					(667)
Cancelation of previously issued cert to Jason Levy, value					$ (1)	1
Shares issued to Jason Levy per agreement to resolve accrued payroll, shares					2,286
Shares issued to Jason Levy per agreement to resolve accrued payroll, value					$ 2	239,998		240,000
Conversion of convertible notes payable, shares					122,295
Conversion of convertible notes payable, value					$ 123	438,360		438,483
Reclassified Derivative liabilities to Additional Paid in Capital						1,139,232		1,139,232
Correction to balance reverse split partial rounding shares, shares					(789)
Correction to balance reverse split partial rounding shares, value					$ (1)	1
Capital contribution						50,000		50,000
Net loss							(5,015,460)	(5,015,460)
Ending balance, shares at Sep. 30, 2018		111,697,592		119	183,163
Ending balance, value at Sep. 30, 2018		$ 111,708			$ 184	46,372,769	(54,825,401)	(5,340,742)
Beginning balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Beginning balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Issuance to balance reverse split partial rounding shares, shares					(826)
Issuance to balance reverse split partial rounding shares, value
Issuance of PF I shares as Bonus to Cunningham and Thompson, shares		250,000,000
Issuance of PF I shares as Bonus to Cunningham and Thompson, value		$ 250,000	$ (200,000)			(50,000)
Conversion of convertible notes payable, shares					825,122
Conversion of convertible notes payable, value					$ 825	694,667		695,492
Net loss							(4,871,846)	(4,871,846)
Ending balance, shares at Mar. 31, 2019		361,697,591		119	1,427,122
Ending balance, value at Mar. 31, 2019		$ 361,707		$ 0	$ 1,428	50,864,734	(60,250,449)	(9,022,580)
Beginning balance, shares at Dec. 31, 2018		111,697,591		119	602,826
Beginning balance, value at Dec. 31, 2018		$ 111,707	$ 200,000	$ 0	$ 603	50,220,067	(55,378,603)	(4,846,226)
Net loss								(9,133,106)
Ending balance, shares at Sep. 30, 2019		325,269,019		119	524,346,331
Ending balance, value at Sep. 30, 2019		$ 325,278		$ 0	$ 524,348	54,656,595	(64,511,708)	(9,007,487)
Beginning balance, shares at Mar. 31, 2019		361,697,591		119	1,427,122
Beginning balance, value at Mar. 31, 2019		$ 361,707		$ 0	$ 1,428	50,864,734	(60,250,449)	(9,022,580)
Issuance for Key Tax acquisition, shares		18,571,428			500,000
Issuance for Key Tax acquisition, value		$ 18,571			$ 500	1,280,929		1,300,000
Conversion of PF1 to CS shares Cunningham and Thompson, shares		(55,000,000)			82,500,000
Conversion of PF1 to CS shares Cunningham and Thompson, value		$ (55,000)			$ 82,500	(27,500)
Conversion of convertible notes payable, shares					15,913,565
Conversion of convertible notes payable, value					$ 15,914	76,761		92,675
Reclassified Derivative liabilities to Additional Paid in Capital						694,956		694,956
Net loss							(1,270,801)	(1,270,801)
Ending balance, shares at Jun. 30, 2019		325,269,019		119	100,340,687
Ending balance, value at Jun. 30, 2019		$ 325,277		$ 0	$ 100,342	52,889,881	(61,521,250)	(8,205,750)
Conversion of convertible notes payable, shares					424,005,644
Conversion of convertible notes payable, value					$ 424,005	(261,935)		162,070
Reclassified Derivative liabilities to Additional Paid in Capital						2,026,650		2,026,650
Net loss							(2,990,459)	(2,990,459)
Ending balance, shares at Sep. 30, 2019		325,269,019		119	524,346,331
Ending balance, value at Sep. 30, 2019		$ 325,278		$ 0	$ 524,348	$ 54,656,595	$ (64,511,708)	$ (9,007,487)